Cover	Jun. 20, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 20, 2025
Entity Registrant Name	Accenture plc
Entity Incorporation, State or Country Code	L2
Entity File Number	001-34448
Entity Tax Identification Number	98-0627530
Entity Address, Address Line One	1 Grand Canal Square
Entity Address, Address Line Two	Grand Canal Harbour
Entity Address, City or Town	Dublin
Entity Address, Postal Zip Code	2
Entity Address, Country	IE
Country Region	353
City Area Code	1
Local Phone Number	646-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A ordinary shares, par value $0.0000225 per share
Trading Symbol	ACN
Security Exchange Name	NYSE
Entity Central Index Key	0001467373
Amendment Flag	false
Entity Emerging Growth Company	false